Accumulated Other Comprehensive Income (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 9,501,493
Less: reclassification adjustments for losses (gains) included in net income		(24,372)
Change during period		(56,583)	¥ (19,030)
Balance at end of fiscal year		9,486,573	9,831,837
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		164,021	1,741,894
Cumulative effect of change in accounting principles	[1]	(1,052)	(1,535,142)
Balance at beginning of period, adjusted		162,969	206,752
Change during period		(56,254)	(18,837)
Balance at end of fiscal year		106,715	187,915
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		22,019	1,556,585
Cumulative effect of change in accounting principles	[1]		(1,525,064)
Balance at beginning of period, adjusted		22,019	31,521
Unrealized gains (losses) during period		25,843	(25,155)
Less: reclassification adjustments for losses (gains) included in net income		(20,824)	(862)
Change during period		5,019	(26,017)
Balance at end of fiscal year		27,038	5,504
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(58,558)	(35,076)
Cumulative effect of change in accounting principles	[1]	(1,052)
Foreign currency translation adjustments during period		(63,466)	7,678
Balance at beginning of period, adjusted		(59,610)	(35,076)
Less: reclassification adjustments for losses (gains) included in net income
Change during period		(63,466)	7,678
Balance at end of fiscal year		(123,076)	(27,398)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		196,446	220,385
Unrealized gains (losses) during period		(1,720)	(218)
Less: reclassification adjustments for losses (gains) included in net income		(2,130)	(2,916)
Change during period		(3,850)	(3,134)
Balance at end of fiscal year		192,596	217,251
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[2]	4,114
Cumulative effect of change in accounting principles	[2]		(10,078)
Balance at beginning of period, adjusted	[2]	4,114	(10,078)
Unrealized gains (losses) during period	[2]	7,320	2,656
Less: reclassification adjustments for losses (gains) included in net income	[2]	(1,277)	(20)
Change during period	[2]	6,043	2,636
Balance at end of fiscal year	[2]	¥ 10,157	¥ (7,442)

[1]	See Note 2 “Recently issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.
[2]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Recently issued accounting pronouncements” for further details.